United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2011

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, August 8, 2011

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      218     6930 SH       Sole                     6930
Adobe Systems, Inc.            COM              00724F101    20609   655300 SH       Sole                   655300
Builders FirstSource           COM              12008R107      101    47000 SH       Sole                    47000
Diamond Offshore Drill         COM              25271C102     4584    65100 SH       Sole                    65100
EMC Corp.                      COM              268648102      799    29000 SH       Sole                    29000
Ecolab Inc.                    COM              278865100    13947   247375 SH       Sole                   247375
Enersys                        COM              29275Y102      207     6000 SH       Sole                     6000
Fastenal Co.                   COM              311900104    11322   314600 SH       Sole                   314600
Federated Investors            COM              314211103    14018   588000 SH       Sole                   588000
Fiserv Inc.                    COM              337738108    18540   296025 SH       Sole                   296025
Gardner Denver, Inc.           COM              365558105    18359   218425 SH       Sole                   218425
General Electric Co            COM              369604103     1275    67600 SH       Sole                    67600
Hathor Exploration             COM              419018106     1588   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    18302   255650 SH       Sole                   255650
Intel Corp                     COM              458140100    18101   816850 SH       Sole                   816850
Intuit, Inc.                   COM              461202103    21801   420375 SH       Sole                   420375
Linear Technology              COM              535678106    21519   651682 SH       Sole                   651682
Mettler-Toledo Int'l           COM              592688105    18391   109036 SH       Sole                   109036
Microsoft Corp.                COM              594918104      767    29500 SH       Sole                    29500
Nalco Holding Co.              COM              62985Q101    16387   589250 SH       Sole                   589250
Occidental Petroleum           COM              674599105    14675   141050 SH       Sole                   141050
Paccar Inc.                    COM              693718108    17187   336400 SH       Sole                   336400
Paychex, Inc.                  COM              704326107    18641   606800 SH       Sole                   606800
Polypore Int'l Inc.            COM              73179V103    27153   400250 SH       Sole                   400250
Robert Half Int'l              COM              770323103    17542   648975 SH       Sole                   648975
Rollins, Inc.                  COM              775711104    15535   762250 SH       Sole                   762250
SM Energy Company              COM              78454L100    34953   475682 SH       Sole                   475682
Schlumberger Ltd.              COM              806857108    14701   170150 SH       Sole                   170150
Standard Exploration           COM              853376101       14    54750 SH       Sole                    54750
Verizon Comm.                  COM              92343V104      389    10450 SH       Sole                    10450
Vonage Holdings Corp.          COM              92886T201      516   117000 SH       Sole                   117000
Waters Corporation             COM              941848103    18181   189900 SH       Sole                   189900